Seward & Kissel LLP
1200 G Street, N.W.
Suite 350
Washington, DC  20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

                               December 28, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	AllianceBernstein Institutional Funds, Inc.
- AllianceBernstein Global Real Estate Investment Fund II
File Nos. 333-37177 and 811-08403

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Institutional Funds, Inc. - AllianceBernstein Global Real Estate Investment Fund II (the "Fund").  We are making this filing to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009).

Disclosure other than that described above contained in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission.  Accordingly, we ask for selective review of Post Effective Amendment No. 19.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Erin Loomis
Erin Loomis

Attachment
cc:	Kathleen K. Clarke

SK 00250 0157 1054696